UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.2%)
$52	Federal Home Loan Mortgage Corporation, Conventional Pool:	2.933%	01/01/38	$55,550
116	Federal National Mortgage Association, Conventional Pool:	2.826	05/01/33	122,675
	Total Agency Adjustable Rate Mortgages (Cost $179,249)			178,225

	Agency Fixed Rate Mortgages (22.4%)
	Federal Home Loan Mortgage Corporation, August TBA:
480	(a)	2.50	08/01/31	497,663
	Conventional Pools:
10		9.50	01/01/17–02/01/19	10,142
70		10.00	02/01/17–12/01/20	74,880
	Gold Pools:
2,705		3.50	01/01/44–06/01/45	2,881,963
2,172		4.00	12/01/41–10/01/45	2,326,853
1,741		4.50	03/01/41–09/01/41	1,908,349
213		5.00	12/01/40–05/01/41	237,962
33		5.50	07/01/37	37,511
37		6.00	12/01/37–03/01/38	42,334
55		6.50	06/01/29–09/01/33	62,275
98		7.50	04/01/20–05/01/35	123,123
48		8.00	08/01/32	60,314
73		8.50	08/01/31	93,188
13		10.00	10/01/21	13,756
	September TBA:
1,710	(a)	3.00	09/01/46	1,774,259
	Federal National Mortgage Association, August TBA:
390	(a)	2.50	08/01/31	403,970
450	(a)	3.00	08/01/31	472,184
890	(a)	3.50	08/01/46	940,063
	Conventional Pools:
373		3.00	04/01/45	391,735
2,309		3.50	08/01/45–02/01/46	2,461,999
2,020		4.00	04/01/45–09/01/45	2,190,978
298		4.50	08/01/40–09/01/41	326,586
351		5.00	11/01/40–07/01/41	391,457
25		5.50	08/01/37	27,994
621		6.50	02/01/28–12/01/33	717,588
18		7.00	07/01/23–06/01/32	18,905
123		7.50	08/01/37	148,092
130		8.00	04/01/33	162,739
116		8.50	10/01/32	150,935
157		9.50	04/01/30	182,920
10		10.00	10/01/18	10,608
	Government National Mortgage Association, August TBA:
910	(a)	3.50	08/20/46	967,231
	Various Pools:
857		3.50	10/20/44–05/20/45	918,992
762		4.00	07/15/44	826,675
411		5.00	05/20/41	455,216
2		11.00	04/15/21	2,048
	Total Agency Fixed Rate Mortgages (Cost $21,850,134)			22,313,487

	Asset-Backed Securities (21.2%)
483	Apollo Aviation Securitization Equity Trust (b)	4.875	03/17/36	476,100

	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
377		2.363	(c)	04/25/34	357,500
600		4.315	(c)	09/25/33	570,336
608	Bear Stearns Asset-Backed Securities I Trust	0.808	(c)	03/25/37	336,728
	Bear Stearns Asset-Backed Securities Trust
163		0.808	(c)	01/25/47	158,333
579		2.119	(c)	10/25/36	415,490
	Carrington Mortgage Loan Trust
600		0.728	(c)	05/25/36	513,643
925		0.798	(c)	01/25/36	793,638
372	Castle Aircraft SecuritizationTrust (b)	4.703	(c)	12/15/40	374,234
278	CDC Mortgage Capital Trust	1.108	(c)	01/25/33	258,995
800	Citicorp Residential Mortgage Trust	5.743	(c)	03/25/37	831,606
	Countrywide Asset-Backed Certificates
449	(b)	0.938	(c)	03/25/47	232,091
199	(b)	1.108	(c)	06/25/33	193,349
600		1.913	(c)	03/25/35	596,363
	Credit-Based Asset Servicing and Securitization LLC
315		0.638	(c)	05/25/36	231,500
189		3.563	(c)	08/25/30	190,826
449	CWABS Asset-Backed Certificates Trust	0.728	(c)	10/25/46	349,413
233	EMC Mortgage Loan Trust (b)	1.453	(c)	11/25/30	207,221
238	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	237,497
	Invitation Homes Trust
800	(b)	4.232	(c)	06/17/31	777,561
440	(b)	5.232	(c)	08/17/32	442,648
	Lehman ABS Manufactured Housing Contract Trust
209		3.70		04/15/40	212,913
500		6.63	(c)	04/15/40	539,335
147	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	149,813
399	Long Beach Mortgage Loan Trust	0.928	(c)	06/25/34	360,397
250	Mastr Asset Backed Securities Trust	2.963	(c)	09/25/34	242,043
400	MERIT Securities Corp.	7.328	(c)	12/28/33	418,581
403	Mid-State Capital Corp. Trust	7.758		01/15/40	447,199
	Nationstar HECM Loan Trust
300	(b)	3.598		06/25/26	299,999
709	(b)	4.115		11/25/25	709,830
500	(b)	4.36		02/25/26	500,265
406	(b)	6.657		11/25/25	404,291
500	(b)	7.385		02/25/26	500,985
212	New Century Home Equity Loan Trust	1.288	(c)	11/25/33	166,959
347	NovaStar Mortgage Funding Trust	1.193	(c)	02/25/34	322,200
	Oakwood Mortgage Investors, Inc.
587		7.405	(c)	06/15/31	272,025
208		7.72		04/15/30	221,175
414		7.84	(c)	11/15/29	414,818
500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	502,500
596	People’s Choice Home Loan Securities Trust	1.528	(c)	06/25/34	553,951
250	Progress Residential Trust (b)	4.596	(c)	10/17/31	251,094
307	RMAT LLC (b)	4.826		06/25/35	301,686
559	Saxon Asset Securities Trust	8.41	(c)	05/25/29	555,015
470	Shenton Aircraft Investment I Ltd. (Cayman Islands)(b)	4.75		10/15/42	461,604
350	Silver Bay Realty Trust (b)	3.996	(c)	09/17/31	335,973
	Skopos Auto Receivables Trust
188	(b)	3.10		12/15/23	187,734
252	(b)	3.55		02/15/20	251,777
325	SPS Servicer Advance Receivables Trust (b)	2.92		07/15/47	325,788
90	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	89,609
500	Tricon American Homes Trust (b)	3.443	(c)	05/17/32	483,045

428	Vericrest Opportunity Loan Trust (b)	4.25		03/26/46	434,173
100	VOLT XIX LLC (b)	5.00		04/25/55	97,523
200	VOLT XXII LLC (b)	4.25		02/25/55	191,122
496	VOLT XXXIII LLC (b)	4.25		03/25/55	478,097
496	VOLT XXXIX LLC (b)	4.125		10/25/45	499,778
781	Washington Mutural Asset-Backed Certificates Trust	0.548	(c)	10/25/36	414,020
	Total Asset-Backed Securities (Cost $21,053,904)				21,142,389

	Collateralized Mortgage Obligations - Agency Collateral Series (8.3%)
	Federal Home Loan Mortgage Corporation
454	(b)	3.389	(c)	07/25/22	443,354
	IO
6,719		0.708	(c)	10/25/20	165,270
3,073		0.952	(c)	01/25/31	281,250
2,784		1.362	(c)	11/25/19	96,698
5,992		1.50	(c)	04/25/17	33,242
	IO REMIC
614		1.841	(c)	10/15/41	41,294
3,598		1.916	(c)	10/15/40	240,892
1,979		1.921	(c)	08/15/42	126,468
1,345		1.924	(c)	04/15/39	87,110
1,185		1.936	(c)	10/15/39	74,966
531		4.00		04/15/39	54,684
227		5.00		08/15/41	29,222
2,117		5.519	(c)	11/15/43–06/15/44	361,511
518		5.569	(c)	04/15/39	52,838
	IO STRIPS
8,440		1.524	(c)	10/15/37	427,100
179		7.00		06/01/30	42,081
213		7.50		12/01/29	55,809
	REMIC
182		7.033	(d)	10/15/43	189,386
381		10.756	(d)	12/15/43	418,958
	Federal National Mortgage Association,
	IO
1,301		5.902	(c)	09/25/20	206,544
	IO REMIC
7,317		1.649		03/25/46	415,073
3,302		1.749	(c)	05/15/38	209,040
2,684		1.86	(c)	03/25/44	182,492
2,792		1.95	(c)	10/25/39	215,581
1,607		3.50		02/25/39	145,712
1,422		5.162	(c)	11/25/41	163,266
1,683		5.562	(c)	06/25/42	360,752
959		6.062	(c)	08/25/41	144,791
	IO STRIPS
66		7.00		11/25/27	11,136
157		8.00		05/25/30–06/25/30	38,280
97		8.50		10/25/24	23,863
	REMIC
133		1.688	(c)	12/25/23	136,643
79		6.959	(c)	04/25/39	84,868
	Government National Mortgage Association,
	IO
3,648		0.819	(c)	08/20/58	116,013
5,868		3.50		06/20/41–11/20/42	999,548
1,043		4.50		05/20/40	84,080
203		5.00		05/20/39–02/16/41	25,224
1,124		5.514	(c)	08/20/42	252,518
643		5.568	(c)	11/16/40	117,869
1,461		5.614	(c)	04/20/41–08/20/42	260,311
1,094		5.654	(c)	12/20/43	222,009

	916		5.814	(c)	09/20/43	196,225
	588		6.068	(c)	08/16/34	119,578
		IO PAC
	202		5.00		10/20/40	26,004
	1,016		5.564	(c)	01/20/40	75,794
	2,008		5.664	(c)	10/20/41	203,944
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,239,663)				8,259,291

		Commercial Mortgage-Backed Securities (12.0%)
		BAMLL Commercial Mortgage Securities Trust
	381	(b)	2.971	(c)	12/15/29	343,799
	185	(b)	5.942	(c)	12/15/31	159,341
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	105,496
	350	BBCMS Trust (b)	4.284	(c)	09/10/28	327,157
		Citigroup Commercial Mortgage Trust
	220		4.571	(c)	09/10/58	231,189
		IO
	4,525		0.981	(c)	09/10/58	306,631
		COMM Mortgage Trust
	388		3.797	(c)	08/10/48	300,772
	207		3.898	(c)	02/10/49	159,564
	100	(b)	4.738	(c)	07/15/47	82,160
	389	(b)	4.751	(c)	12/10/23	371,349
	311	(b)	4.905	(c)	04/10/47	281,299
		IO
	1,614		0.998	(c)	10/10/47	77,136
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.604	(c)	02/10/47	167,972
		IO
	3,241		0.996	(c)	02/10/47	120,099
	420	Commercial Mortgage Trust	5.475		03/10/39	425,836
	1,866	COOF Securitization Trust II, IO (b)	2.429	(c)	08/25/41	192,257
	250	CSMC Trust (b)	3.681	(c)	03/15/17	245,204
EUR	193	Deco Ltd. (Ireland)(b)	4.50	(c)	11/07/24	213,266
		GS Mortgage Securities Trust
	$450		3.345		07/10/48	355,112
	100	(b)	4.529	(c)	09/10/47	79,116
	370	(b)	4.768	(c)	08/10/46	358,614
		IO
	2,036		0.871	(c)	09/10/47	102,732
	989		1.162	(c)	02/10/48	64,415
	2,320		1.172	(c)	04/10/47	142,696
	400	HILT Mortgage Trust (b)	4.231	(c)	07/15/29	377,335
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(b)	4.572	(c)	07/15/47	312,186
	1,740		5.464	(c)	12/12/43–01/15/49	1,679,987
		JPMBB Commercial Mortgage Securities Trust
	188	(b)	4.661	(c)	08/15/47	162,379
	267	(b)	4.674	(c)	04/15/47	234,961
		IO
	4,628		1.031	(c)	01/15/47	232,348
	3,415	KGS-Alpha SBA COOF Trust, IO (b)	2.991	(c)	07/25/41	455,635
		LB-UBS Commercial Mortgage Trust
	587		6.119	(c)	07/15/40	583,465
	200		6.243	(c)	09/15/45	199,798
	500	Wachovia Bank Commercial Mortgage Trust	5.603	(c)	10/15/48	501,976
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	208,660
	335	(b)	3.938		08/15/50	276,974
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	375,525

	500	(b)	3.907	(c)	09/15/57	390,828
	201	(b)	3.986		05/15/47	154,329
	150	(b)	4.137	(c)	05/15/45	136,453
	500	(b)	4.48	(c)	08/15/46	462,063
		Total Commercial Mortgage-Backed Securities (Cost $12,182,237)				11,958,114

		Mortgages - Other (34.3%)
		Adjustable Rate Mortgage Trust
	270		1.128	(c)	10/25/35	247,016
	278		2.897	(c)	02/25/36	237,711
	386		2.961	(c)	04/25/35	372,787
GBP	375	Alba PLC (United Kingdom)	0.939	(c)	11/25/42	417,263
		Alternative Loan Trust
	$527		0.678	(c)	11/25/46	426,840
	206		5.50		02/25/25–01/25/36	190,163
	(e)		6.00		08/25/17	148
	168		37.093	(d)	05/25/37	336,571
		PAC
	286		5.50		04/25/37	229,994
	573	Alternative Loan Trust Resecuritization	6.25		08/25/37	491,713
		American Home Mortgage Investment Trust
	292	(b)	6.10		01/25/37	165,637
		IO
	1,396		2.078		05/25/47	257,376
		Banc of America Alternative Loan Trust
	490		0.938	(c)	11/25/36	297,910
	552		5.50		10/25/35	505,641
	464		6.50		05/25/46	405,334
	213	Banc of America Funding Trust	5.25		07/25/37	215,939
	6	Banc of America Mortgage Trust	5.25		11/25/19	5,969
	962	Bear Stearns Asset-Backed Securities I Trust	23.493	(d)	03/25/36	922,078
	8,960	Bear Stearns Mortgage Funding Trust, IO (f)	0.50		01/25/37	278,380
	169	CHL Mortgage Pass-Through Trust Resecuritization	6.00	(c)	12/25/36	154,909
	224	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	171,858
		Credit Suisse First Boston Mortgage Securities Corp.
	1,272		1.208	(c)	05/25/34–06/25/34	1,164,316
	497		3.788	(c)	02/25/32	443,003
	596		6.50		11/25/35	262,167
	155	CSMC Mortgage-Backed Trust	6.546	(c)	08/25/37	122,626
		CSMC Trust
	500	(b)	4.725	(c)	11/25/57	500,589
	345	(b)	4.764	(c)	08/25/62	339,035
EUR	490	Eurosail B.V. (Netherlands)	0.105	(c)	04/17/40	495,899
GBP	300	Eurosail PLC (United Kingdom)	1.524	(c)	06/13/45	336,341
		Fannie Mae Connecticut Avenue Securities
	$500		4.888	(c)	01/25/24	524,873
	324		5.388	(c)	11/25/24	342,800
	300		5.488	(c)	07/25/25	315,463
	400		6.188	(c)	04/25/28	432,303
GBP	198	Farringdon Mortgages No. 2 PLC (United Kingdom)	2.028	(c)	07/15/47	236,018
	$315	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	301,246
	385	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	368,928
EUR	659	Fondo de Titulizacion de Activos UCI 16 (Spain)	0.00	(c)	06/16/49	567,036
		Freddie Mac Structured Agency Credit Risk Debt Notes
	$500		4.088	(c)	04/25/24	504,745
	950		4.488	(c)	08/25/24	977,248
	300		4.738	(c)	11/25/23	312,648
	300		4.988	(c)	02/25/24	318,765
	500		5.038	(c)	10/25/24	526,383

		Freddie Mac Whole Loan Securities Trust
	401		3.00		09/25/45	410,416
	250		3.50		07/25/46	257,344
		GreenPoint Mortgage Funding Trust
	158		0.648	(c)	02/25/37	139,907
	427		0.668	(c)	01/25/37	346,532
EUR	1,038	Grifonas Finance PLC (Greece)	0.152	(c)	08/28/39	819,214
		GSR Mortgage Loan Trust
	$70		0.738	(c)	03/25/35	60,922
	1,040		3.145	(c)	12/25/34	999,790
	15		5.50		11/25/35	14,415
	116	HarborView Mortgage Loan Trust	0.673	(c)	01/19/38	98,081
EUR	1,250	IM Pastor 3 FTH (Spain)	0.00	(c)	03/22/43	1,042,752
	156	IM Pastor 4 FTA (Spain)	0.00	(c)	03/22/44	132,489
	$407	Impac CMB Trust	1.283	(c)	10/25/34	382,136
	418	Impac Secured Assets Trust	0.658	(c)	08/25/36	304,121
	745	JP Morgan Alternative Loan Trust	0.648	(c)	10/25/36	621,358
		JP Morgan Mortgage Trust
	311	(b)	2.506	(c)	07/27/37	291,210
	376		6.00		04/25/36	393,256
		Lehman Mortgage Trust
	104		5.50		11/25/35	96,322
	337		6.00		06/25/37	211,252
	746		6.50		09/25/37	577,002
EUR	461	Ludgate Funding PLC (United Kingdom)	0.159	(c)	12/01/60	363,663
	1,217	Lusitano Mortgages No. 5 PLC (Portugal)	0.00	(c)	07/15/59	1,046,555
GBP	292	Mansard Mortgages Parent Ltd. (United Kingdom)	0.828	(c)	04/15/49	317,590
	450	Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom)	0.886	(c)	03/20/40	542,764
	$17	MASTR Adjustable Rate Mortgages Trust	2.856	(c)	02/25/36	15,454
	144	MASTR Alternative Loan Trust	6.25		07/25/36	124,763
	588	MERIT Securities Corp. (b)	2.743	(c)	09/28/32	484,215
	70	Merrill Lynch Mortgage Investors Trust	1.413	(c)	04/25/29	66,981
		Money Partners Securities 3 PLC, (United Kingdom)
EUR	471		4.287	(c)	09/14/39	506,271
GBP	431		5.372	(c)	09/14/39	552,944
	256	Money Partners Securities 4 PLC (Ireland)	5.372	(c)	03/15/40	316,280
	315	Moorgate Funding Ltd. (Ireland)	1.395	(c)	10/15/50	402,816
	$311	Morgan Stanley Dean Witter Capital I, Inc. Trust (g)	2.131	(c)	03/25/33	284,609
GBP	338	Newgate Funding (United Kingdom)	3.572	(c)	12/15/50	393,447
		Paragon Mortgages No. 13 PLC, (United Kingdom)
EUR	500		0.085	(c)	01/15/39	430,149
GBP	200		0.928	(c)	01/15/39	205,792
	500		1.328	(c)	01/15/39	489,776
	200	Paragon Mortgages No. 22 PLC (United Kingdom)	2.222	(c)	09/15/42	250,009
	$1	Prime Mortgage Trust	5.50		11/25/21	816
		RALI Trust
	525		1.188	(c)	12/25/33	458,532
	348		5.50		04/25/22	354,843
	1,118		6.00		05/25/36–11/25/36	951,825
	352	RBSSP Resecuritization Trust (b)	15.71	(c)	09/26/37	490,828
EUR	757	ResLoC UK PLC (United Kingdom)	0.187	(c)	12/15/43	604,229
	461	RMAC Securities No. 1 PLC (United Kingdom)	0.208	(c)	06/12/44	368,089
	$180	Structured Adjustable Rate Mortgage Loan Trust	3.046	(c)	06/25/37	164,438
	206	Structured Asset Mortgage Investments II Trust	0.718	(c)	05/25/45	180,929
	364	Structured Asset Securities Corp. Trust	0.738	(c)	07/25/35	328,716
		Washington Mutual Mortgage Pass-Through Certificates Trust
	296		1.215	(c)	04/25/47	218,363

495		1.415	(c)	08/25/46	336,221
	Total Mortgages - Other (Cost $33,369,148)				34,174,095
	Short-Term Investments (7.4%)
	U.S. Treasury Security (0.4%)
427	U.S. Treasury Bill (h)(i) (Cost $426,678)	0.336		10/20/16	426,763

NUMBER OF SHARES (000)
	Investment Company (7.0)%
6,954	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $6,953,533)		6,953,533
	Total Short-Term Investments (Cost $7,380,211)		7,380,296

	Total Investments (Cost $102,254,546) (k)(l)	105.8%	105,405,897
	Liabilities in Excess of Other Assets	(5.8)	(5,793,277)
	Net Assets	100.0%	$99,612,620

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2016.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2016.
(e)	Principal amount is less than $500.
(f)	Security has been deemed illiquid at July 31, 2016.
(g)

For the nine months ended July 31, 2016, there were no transactions in Morgan Stanley Dean Witter Capital I, Inc. Trust, Mortgage - Other, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor.

(h)	Rate shown is the yield to maturity at July 31, 2016.
(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.
(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2016, advisory fees paid were reduced by $8,100 relating to the Fund’s investment in the Liquidity Funds.

(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.
(l)

At July 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,333,900 and the aggregate gross unrealized depreciation is $1,182,549 resulting in net unrealized appreciation of $3,151,351.

Foreign Currency Forward Exchange Contracts Open at July 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	GBP	181,004		$235,082	08/05/16	$(4,477)
Australia and New Zealand Banking Group	GBP	2,541,146		$3,373,016	08/05/16	9,817
Australia and New Zealand Banking Group		$9,336	EUR	8,491	08/05/16	158
Citibank NA	GBP	255,251		$339,539	08/05/16	1,715
HSBC Bank PLC		$35,169	EUR	31,802	08/05/16	390
HSBC Bank PLC		$7,857	GBP	5,915	08/05/16	(28)
JPMorgan Chase Bank NA	EUR	5,892,359		$6,574,217	08/05/16	(14,176)
JPMorgan Chase Bank NA	GBP	428,660		$567,428	08/05/16	98
JPMorgan Chase Bank NA		$222	EUR	200	08/05/16	2
JPMorgan Chase Bank NA		$5,645	GBP	4,292	08/05/16	35
JPMorgan Chase Bank NA		$10,274	GBP	7,816	08/05/16	70
UBS AG		$929	GBP	707	08/05/16	7
	Net Unrealized Depreciation					$(6,389)

Futures Contracts Open at July 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
40	Long	U.S. Treasury Long Bond, Sep-16	$6,977,500	$488,750
8	Long	U.S. Treasury Ultra Bond, Sep-16	1,524,250	134,188
1	Short	U.S. Treasury 5 yr. Note, Sep-16	(122,016)	148
30	Short	U.S. Treasury 10 yr. Note, Sep-16	(3,991,406)	(11,437)
45	Short	U.S. Treasury 2 yr. Note, Sep-16	(9,855,000)	(54,141)
		Net Unrealized Appreciation		$557,508

Interest Rate Swap Agreement Open at July 31, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(11,251)

*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Morgan Stanley Mortgage Securities Trust

Summary of Investments • July 31, 2016 (unaudited)

PORTFOLIO COMPOSITION** as of 07/31/16	Percentage of Total Investments
Mortgages - Other	32.4%
Agency Fixed Rate Mortgages	21.2
Asset-Backed Securities	20.1
Commercial Mortgage-Backed Securities	11.3
Collateralized Mortgage Obligations - Agency Collateral Series	7.8
Short-Term Investments	7.0
Agency Adjustable Rate Mortgages	0.2
100.0%

**          Does not include open long/short futures contracts with an underlying face amount of $22,470,172 with net unrealized appreciation of $557,508. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $6,389 and does not include an open swap agreement with unrealized depreciation of $11,251.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$178,225	$—	$178,225
Agency Fixed Rate Mortgages	—	22,313,487	—	22,313,487
Asset-Backed Securities	—	21,142,389	—	21,142,389
Collateralized Mortgage Obligations - Agency Collateral Series	—	8,259,291	—	8,259,291
Commercial Mortgage-Backed Securities	—	11,958,114	—	11,958,114
Mortgages - Other	—	34,174,095	—	34,174,095
Total Fixed Income Securities	—	98,025,601	—	98,025,601
Short-Term Investments
U.S. Treasury Security	—	426,763	—	426,763
Investment Company	—	6,953,533	—	6,953,533
Total Short-Term Investments	—	7,380,296	—	7,380,296
Foreign Currency Forward Exchange Contracts	—	12,292	—	12,292
Futures Contracts	623,086	—	—	623,086
Total Assets	623,086	105,418,189	—	106,041,275
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(18,681)	—	(18,681)
Futures Contracts	(65,578)	—	—	(65,578)
Interest Rate Swap Agreement	—	(11,251)	—	(11,251)
Total Liabilities	(65,578)	(29,932)	—	(95,510)
Total	$557,508	$105,388,257	$—	$105,945,765

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 22, 2016